Quarterly Holdings Report
for
Fidelity® New Millennium ETF
April 30, 2022
OTF-NPRT3-0622
1.9897906.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.5%
	Shares	Value
COMMUNICATION SERVICES – 6.2%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	15,118	$ 699,963
Entertainment – 0.4%
Endeavor Group Holdings, Inc. (a)	9,941	226,158
Interactive Media & Services – 1.0%
Alphabet, Inc. Class A (a)	267	609,345
Media – 3.6%
Comcast Corp. Class A	27,763	1,103,857
Omnicom Group, Inc.	6,699	509,995
The Interpublic Group of Cos., Inc.	16,455	536,762
		2,150,614
TOTAL COMMUNICATION SERVICES		3,686,080
CONSUMER DISCRETIONARY – 6.8%
Auto Components – 0.3%
Magna International, Inc.	2,706	163,091
Automobiles – 1.1%
General Motors Co. (a)	9,591	363,595
Stellantis N.V.	22,254	297,536
		661,131
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc. (a)	199	439,851
Churchill Downs, Inc.	1,388	281,681
Sweetgreen, Inc. (a)	1,630	44,010
		765,542
Household Durables – 1.5%
D.R. Horton, Inc.	4,491	312,529
Mohawk Industries, Inc. (a)	1,898	267,732
NVR, Inc. (a)	78	341,344
		921,605
Internet & Direct Marketing Retail – 0.8%
Coupang, Inc. (a)	19,835	255,276
eBay, Inc.	3,504	181,928
Farfetch Ltd. Class A (a)	4,019	45,013
		482,217
Leisure Products – 0.2%
Peloton Interactive, Inc. Class A (a)	6,301	110,645
Specialty Retail – 0.4%
Best Buy Co., Inc.	2,777	249,736
Textiles, Apparel & Luxury Goods – 1.2%
Allbirds, Inc. (a)	2,275	11,557
PVH Corp.	2,962	215,574
Ralph Lauren Corp.	1,784	186,143
Tapestry, Inc.	8,826	290,552
		703,826
TOTAL CONSUMER DISCRETIONARY		4,057,793

	Shares	Value
CONSUMER STAPLES – 4.4%
Beverages – 1.8%
Diageo PLC ADR	1,759	$349,478
The Coca-Cola Co.	11,230	725,571
		1,075,049
Food & Staples Retailing – 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	5,846	376,190
The Kroger Co.	11,451	617,896
		994,086
Tobacco – 1.0%
Altria Group, Inc.	10,583	588,097
TOTAL CONSUMER STAPLES		2,657,232
ENERGY – 17.4%
Energy Equipment & Services – 1.1%
Oceaneering International, Inc. (a)	13,937	157,906
Schlumberger N.V.	11,317	441,476
TechnipFMC PLC (a)	7,552	52,260
		651,642
Oil, Gas & Consumable Fuels – 16.3%
Canadian Natural Resources Ltd.	17,245	1,066,948
Cheniere Energy, Inc.	9,222	1,252,440
EQT Corp.	37,317	1,483,351
Exxon Mobil Corp.	27,923	2,380,436
Golar LNG Ltd. (a)	20,890	466,265
Hess Corp.	13,664	1,408,348
Range Resources Corp. (a)	12,515	374,699
The Williams Cos., Inc.	23,526	806,706
Valero Energy Corp.	4,227	471,226
		9,710,419
TOTAL ENERGY		10,362,061
FINANCIALS – 17.3%
Banks – 7.2%
Bank of America Corp.	35,343	1,261,038
Comerica, Inc.	4,224	345,946
HDFC Bank Ltd. ADR	3,731	205,988
The PNC Financial Services Group, Inc.	5,929	984,807
Wells Fargo & Co.	33,539	1,463,307
		4,261,086
Capital Markets – 2.1%
Goldman Sachs Group, Inc.	2,057	628,393
Morgan Stanley	7,714	621,671
		1,250,064
Diversified Financial Services – 0.3%
Equitable Holdings, Inc.	6,910	199,215
Insurance – 6.5%
American International Group, Inc.	24,453	1,430,745
Arch Capital Group Ltd. (a)	12,143	554,571
Chubb Ltd.	4,888	1,009,127
First American Financial Corp.	3,373	196,680

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
MetLife, Inc.	8,649	$568,066
RenaissanceRe Holdings Ltd.	880	126,298
		3,885,487
Thrifts & Mortgage Finance – 1.2%
Radian Group, Inc.	34,172	730,939
TOTAL FINANCIALS		10,326,791
HEALTH CARE – 15.1%
Biotechnology – 0.9%
Amgen, Inc.	2,250	524,677
Health Care Equipment & Supplies – 2.4%
Becton Dickinson and Co.	1,840	454,830
Boston Scientific Corp. (a)	10,671	449,356
Butterfly Network, Inc. (a)	55,000	183,150
Embecta Corp. (a)	368	11,198
Hologic, Inc. (a)	4,274	307,685
		1,406,219
Health Care Providers & Services – 5.1%
Centene Corp. (a)	7,056	568,361
Cigna Corp.	2,532	624,847
Guardant Health, Inc. (a)	3,096	191,023
LifeStance Health Group, Inc. (a)	15,655	105,984
Oak Street Health, Inc. (a)	7,695	139,203
UnitedHealth Group, Inc.	2,393	1,216,960
Universal Health Services, Inc. Class B	1,784	218,594
		3,064,972
Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co.	25,176	1,894,997
Eli Lilly & Co.	4,320	1,262,002
Sanofi ADR	6,443	336,647
Viatris, Inc.	49,645	512,833
		4,006,479
TOTAL HEALTH CARE		9,002,347
INDUSTRIALS – 11.6%
Aerospace & Defense – 4.5%
BWX Technologies, Inc.	5,636	292,621
General Dynamics Corp.	3,648	862,862
Huntington Ingalls Industries, Inc.	3,772	802,455
Northrop Grumman Corp.	1,631	716,661
		2,674,599
Air Freight & Logistics – 0.3%
GXO Logistics, Inc. (a)	2,769	163,897
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	3,124	222,585
JELD-WEN Holding, Inc. (a)	5,907	122,807
		345,392
Construction & Engineering – 0.7%
AECOM	3,272	230,872

	Shares	Value

Argan, Inc.	4,350	$ 159,993
		390,865
Electrical Equipment – 0.4%
Sensata Technologies Holding PLC (a)	5,729	260,154
Industrial Conglomerates – 2.6%
General Electric Co.	21,034	1,568,085
Machinery – 0.6%
Donaldson Co., Inc.	3,375	165,510
Pentair PLC	3,861	195,946
		361,456
Professional Services – 0.7%
Leidos Holdings, Inc.	2,543	263,226
Science Applications International Corp.	1,871	155,723
		418,949
Road & Rail – 1.2%
Hertz Global Holdings, Inc. (a)	6,492	130,230
Knight-Swift Transportation Holdings, Inc.	8,852	423,922
XPO Logistics, Inc. (a)	2,908	156,421
		710,573
TOTAL INDUSTRIALS		6,893,970
INFORMATION TECHNOLOGY – 7.4%
Communications Equipment – 1.9%
Cisco Systems, Inc.	18,021	882,669
Telefonaktiebolaget LM Ericsson ADR	31,072	247,333
		1,130,002
Electronic Equipment, Instruments & Components – 0.7%
Keysight Technologies, Inc. (a)	2,891	405,520
IT Services – 3.0%
Akamai Technologies, Inc. (a)	3,152	353,907
Euronet Worldwide, Inc. (a)	1,547	188,192
Fidelity National Information Services, Inc.	3,092	306,572
Global Payments, Inc.	1,338	183,279
Visa, Inc. Class A	3,657	779,416
		1,811,366
Semiconductors & Semiconductor Equipment – 1.8%
Analog Devices, Inc.	2,279	351,832
Intel Corp.	12,989	566,191
Skyworks Solutions, Inc.	1,514	171,536
		1,089,559
TOTAL INFORMATION TECHNOLOGY		4,436,447
MATERIALS – 4.5%
Chemicals – 1.1%
Cabot Corp.	3,184	209,666
Nutrien Ltd.	4,295	421,984
		631,650
Containers & Packaging – 1.2%
Avery Dennison Corp.	1,524	275,235
O-I Glass, Inc. (a)	31,690	427,181

Quarterly Report	3

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Containers & Packaging – continued
		702,416
Metals & Mining – 2.2%
Commercial Metals Co.	3,329	$ 136,489
Freeport-McMoRan, Inc.	19,834	804,269
Royal Gold, Inc.	1,436	187,369
Steel Dynamics, Inc.	2,306	197,739
		1,325,866
TOTAL MATERIALS		2,659,932
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Cousins Properties, Inc.	5,187	186,213
Gaming and Leisure Properties, Inc.	7,194	319,270
Healthcare Trust of America, Inc. Class A	6,218	189,400
Orion Office REIT, Inc.	275	3,691
Realty Income Corp.	2,778	192,682
Simon Property Group, Inc.	1,972	232,696
Spirit Realty Capital, Inc.	7,187	312,275
VICI Properties, Inc.	11,386	339,417
		1,775,644
Real Estate Management & Development – 0.2%
WeWork, Inc. (a)	18,047	126,509
TOTAL REAL ESTATE		1,902,153
UTILITIES – 3.6%
Electric Utilities – 2.5%
Duke Energy Corp.	6,227	685,966

	Shares	Value

FirstEnergy Corp.	5,908	$255,876
The Southern Co.	7,012	514,611
		1,456,453
Independent Power and Renewable Electricity Producers – 1.1%
The AES Corp.	15,937	325,433
Vistra Corp.	13,937	348,704
		674,137
TOTAL UTILITIES		2,130,590
TOTAL COMMON STOCKS (Cost $52,361,373)		58,115,396
Money Market Fund – 2.5%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $1,486,039)	1,486,039	1,486,039
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $53,847,412)		59,601,435
NET OTHER ASSETS (LIABILITIES) – 0.0%		19,559
NET ASSETS – 100.0%		$ 59,620,994

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report